Velocity Commercial Capital Loan Trust 2022-5 ABS-15G

Exhibit 99.03

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	0	0.00%
Delinquency, No Missing Data	3	100.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	3	100.00%